Label	Element	Value
Valkyrie Bitcoin and Ether Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Valkyrie Bitcoin and Ether Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	These amounts have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing all or substantially all of its assets in exchange-traded futures contracts on bitcoin and ether (collectively, “Bitcoin and Ether Futures Contracts”) and “Collateral Investments” (as defined below). The Fund’s investment in Bitcoin and Ether Futures Contracts will be approximately equally weighted as of the rebalance date and will be rebalanced on a monthly basis, provided that during rebalancing periods or while taking temporary defensive positions, the Fund may be over- or under-weight with respect to one or another type of Bitcoin and Ether Futures Contract. The Fund will not directly invest in bitcoin or ether. Under normal circumstances, the Fund will seek to purchase a number of Bitcoin and Ether Futures Contracts so that the total notional value (i.e., the total value of the bitcoin and ether underlying the futures contracts) of the Bitcoin and Ether Futures Contracts held by the Fund is as close to 100% of the net assets of the Fund as possible.

Investors seeking direct exposure to the price of bitcoin and/or ether should consider investments other than the Fund. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Bitcoin, ether and Bitcoin and Ether Futures Contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Bitcoin, ether and Bitcoin and Ether Futures Contracts have historically been more volatile than traditional asset classes. You should be prepared to lose your entire investment.

Bitcoin and Ether

Bitcoin and ether are digital assets. The ownership and behavior of bitcoin and ether is determined by participants in online, peer-to-peer networks that connect computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network and Ethereum Networks, respectively. The Bitcoin Network and Ethereum Network are a peer-to-peer payment networks that operates on a cryptographic protocol, commonly referred to as the “Bitcoin Protocol” or “Ethereum Protocol.” The value of bitcoin and ether is not backed by any government, corporation or other identified body. Their value is determined, in part, by the supply and demand in markets created to facilitate the trading of bitcoin and ether. Ownership and the ability to transfer or take other actions with respect to bitcoin or ether is protected through public-key cryptography. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt and the private key is used to decrypt.

Bitcoin, the Bitcoin Network and the operating software that governs the Bitcoin Network were initially discussed in a white paper that was attributed to an individual named Satoshi Nakamoto. However, no individual has been reliably identified as bitcoin’s creator, and it is generally believed that the name is a pseudonym for the actual inventor(s). The first bitcoin were created in 2009 upon the release of the Bitcoin Network source code (i.e., the software and protocol that created and launched the Bitcoin Network). Since 2009, the Bitcoin Network has been actively developed by a group of engineers known as Core Developers. Bitcoin is an open-source project, and it is not represented by an official organization or authority. The supply of bitcoin is constrained formulaically by the Bitcoin Protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. Units of bitcoin are treated as mutually interchangeable (i.e., fungible). No single entity owns or operates the Bitcoin Network, which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (these parties are commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the Bitcoin Protocol and (3) users who choose what bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software, and if a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created, commonly referred to as a “fork”. The price of the bitcoin futures contracts in which the Fund invests may reflect the impact of these forks.

The Ethereum Network was originally described in a 2013 white paper by Vitalik Buterin, a programmer involved with bitcoin, with the goal of creating a global platform for decentralized applications powered by smart contracts. The formal development of the Ethereum Network began through a Swiss firm called Ethereum Switzerland GmbH in conjunction with several other entities. Subsequently, the Ethereum Foundation, a Swiss non-profit organization, was set up to oversee the protocol’s development. The Ethereum Network went live on July 30, 2015. Unlike other digital assets such as bitcoin, which are solely created through a progressive mining process, 72.0 million ether were created in connection with the launch of the Ethereum Network. The initial 72.0 million ether were distributed as follows:

Initial Distribution: 60.0 million ether, or 83.33% of the supply, was sold to the public in a crowd sale conducted between July and August 2014 that raised approximately $18 million which was used to fund the development of the Ethereum Network.

Ethereum Foundation: 6.0 million ether, or 8.33% of the supply, was distributed to the Ethereum Foundation for operational costs.

Ethereum Developers: 3.0 million ether, or 4.17% of the supply, was distributed to developers who contributed to the Ethereum Network.

Developer Purchase Program: 3.0 million ether, or 4.17% of the supply, was distributed to members of the Ethereum Foundation to purchase at the initial crowd sale price.

Following the launch of the Ethereum Network, ether supply initially increased through a progressive mining process. Following the introduction of EIP-1559, described below, ether supply and issuance rate varies based on factors such as recent use of the network.

Coinciding with the network launch, it was decided that EthSuisse would be dissolved, designating the Ethereum Foundation as the sole organization dedicated to protocol development. Historically and continuing through the present, the development of the source code of the Ethereum protocol has been overseen by the Ethereum Foundation and the core developers. The core developers evolve over time, largely based on self-determined participation. The Ethereum Network is decentralized in that it does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of ether. Rather, following the initial distribution of ether, ether is created, burned and allocated by the Ethereum Network protocol through a process that is currently subject to an issuance and burn rate. Among other things, ether is used to pay for transaction fees and computational services (i.e., smart contracts) on the Ethereum Network; users of the Ethereum Network pay for the computational power of the machines executing the requested operations with ether. Requiring payment in ether on the Ethereum Network incentivizes developers to write quality applications and increases the efficiency of the Ethereum Network because wasteful code costs more. It also ensures that the Ethereum Network remains economically viable by compensating people for their contributed computational resources.

Bitcoin and ether may be regarded as a currency or digital commodity depending on its specific use in particular transactions. Bitcoin and ether may be used as a medium of exchange or unit of account. Although a number of large and small retailers accept bitcoin and ether as a form of payment in the United States and foreign markets, there is relatively limited use of bitcoin and ether for commercial and retail payments. Similarly, bitcoin and ether may be used as a store of value (i.e., an asset that maintains its value rather than depreciating), although they has experienced significant periods of price volatility.

The value of bitcoin and ether is determined by the value that various market participants place on bitcoin through their transactions. Price discovery occurs through secondary market trading on bitcoin and ether trading platforms, over-the-counter trading desks and direct peer-to-peer payments. Many digital asset trading platforms are open 24 hours a day, 7 days a week. Digital asset trading platforms and over-the-counter trading desks have a relatively limited history, limited liquidity and trading across trading platforms order books which has resulted in periods of high volatility and price divergence among trading platforms. In addition, during high volatility periods, in addition to price divergences, some bitcoin and ether trading platforms have experienced issues related to account access and trade execution.

Bitcoin and Ether Futures Contracts

Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. In the case of bitcoin and ether futures contracts, the underlying reference asset is bitcoin and ether, respectively. Futures contracts may be physically-settled or cash settled. The only futures contracts in which the Fund invests (as described below) are cash-settled bitcoin and ether futures contracts. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying reference asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess. Alternatively, if the futures contract price exceeds the value of the underlying reference asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on bitcoin or ether, the amount of cash to be paid is equal to the difference between the value of the bitcoin or ether, respectively, underlying futures contract at the close of the last trading day of the contract and the futures contract price as specified in the agreement.

The Fund will invest indirectly, via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), in standardized, cash-settled futures contracts on bitcoin and ether. Such futures contracts are traded on commodity exchanges registered with the Commodity Futures Trading Commission (the “CFTC”). Currently, the Bitcoin and Ether Futures Contracts in which the Fund will invest are only traded on the Chicago Mercantile Exchange (the “CME”). The value of Bitcoin and Ether Futures Contracts on the CME are determined by reference to the CME CF Bitcoin Reference Rate and CME CF Ether Reference Rate, respectively, each of which provide an indication of the volume-weighted average price of bitcoin and ether across certain trading platforms.

As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” The Fund intends to “roll” its Bitcoin and Ether Futures Contracts prior to expiration. The Fund’s investment sub-adviser, Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”), with oversight from the Fund’s investment adviser, Valkyrie Funds LLC (“Valkyrie” or the “Adviser”), seeks to invest in “front month” Bitcoin and Ether Futures Contracts. “Front month” contracts are the monthly contracts with the nearest expiration date. Typically, the Fund will roll to the next “nearby” Bitcoin and Ether Futures Contracts. The “nearby” contracts are those contracts with the next closest expiration date. There is no guarantee that such a strategy will produce the desired results.

The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the bitcoin and ether futures markets in accordance with applicable rules and regulations. The Subsidiary and the Fund will have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. The Subsidiary’s custodian is U.S. Bank National Association. In order to qualify as a regulated investment company (“RIC”) for purposes of federal income tax treatment under the Internal Revenue Code of 1986 (the “Code”), the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC under Subchapter M of the Code and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Collateral Investments

In addition to the investments in Bitcoin and Ether Futures Contracts, the Fund (and the Subsidiary, as applicable) will invest its remaining assets directly in cash, cash-like instruments or high-quality securities (collectively the “Collateral Investments”). The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Collateral Investments are designed to provide liquidity (i.e., provide an asset that can easily be exchanged for cash), and satisfy the “margin” requirements applicable to the Fund’s futures portfolio, which require that the Fund post collateral to secure its obligations under those contracts. Collateral Investments may also be invested in as Secondary Investments, as described below.

In order to help maintain the desired level of exposure to Bitcoin and Ether Futures Contracts, the Fund may enter into reverse repurchase agreements, a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

Secondary Investments

The Fund’s investment in futures contracts will be limited by the position limits established by the derivatives exchange applicable to such contracts. Currently, the position limit for bitcoin futures contracts on the CME is 2,000 contracts for an applicable month, with each contract representing five bitcoin, while the position limit for ether futures contracts is 8,000 contracts for an applicable month, with each contract representing 50 ether. The Fund will be prohibited from purchasing Bitcoin and Ether Futures Contracts in excess of these limits. If the Fund is prohibited by applicable position limits from buying additional front month Bitcoin and Ether Futures Contracts, the Fund will invest, in the discretion of the Sub-Adviser, in longer dated Bitcoin and Ether Futures Contracts and/or additional Collateral Investments (collectively, “Secondary Investments”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will seek to purchase a number of Bitcoin and Ether Futures Contracts so that the total notional value (i.e., the total value of the bitcoin and ether underlying the futures contracts) of the Bitcoin and Ether Futures Contracts held by the Fund is as close to 100% of the net assets of the Fund as possible.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

On October 3, 2023, the Fund’s investment strategy changed. Prior to October 3, 2023, the Fund sought to achieve its investment objective by investing all or substantially all of its assets in exchange-traded futures contracts on bitcoin and Collateral Investments. Following October 3, 2023, the Fund seeks to achieve its investment objective by investing all or substantially all of its assets in Bitcoin and Ether Futures Contracts and Collateral Investments. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund would have generated based upon its current strategy.

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at https://coinshares.com/us/etf/.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://coinshares.com/us/etf/.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s highest quarterly return was 69.66% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was -59.24% (quarter ended June 30, 2022).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Valkyrie Bitcoin and Ether Strategy ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund’s Shares will change in value and you could lose money by investing in the Fund.
Valkyrie Bitcoin and Ether Strategy ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser, Sub-Adviser or any of their affiliates.
Valkyrie Bitcoin and Ether Strategy ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Valkyrie Bitcoin and Ether Strategy ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The prices of bitcoin, ether and Bitcoin and Ether Futures Contracts have historically been highly volatile. The value of the Fund’s investments in Bitcoin and Ether Futures Contracts and other instruments that provide exposure to bitcoin, ether and Bitcoin and Ether Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. The value of ether and bitcoin has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these crypto assets generally may not be based on fundamental analysis. In addition, the price of bitcoin and ether has been highly correlated, even during periods of volatility, with ether tending to exhibit more pronounced rises and falls. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
Valkyrie Bitcoin and Ether Strategy ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
Valkyrie Bitcoin and Ether Strategy ETF | Bitcoin Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bitcoin Risk. Bitcoin is a relatively new innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. Trading prices of bitcoin and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin, over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for bitcoin. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout bitcoin’s history, including in 2011, 2013-2014, and 2017-2018, before repeating again in 2021-2022. Throughout 2023 and 2024, bitcoin prices continued to exhibit extreme volatility. Such volatility may persist.The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact digital asset trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales.” Transactions of these holders may influence the price of bitcoin.Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated and highly fragmented. Due to the fragmentation, regulatory non-compliance and lack of oversight of these trading venues there is a heightened potential for fraud and manipulation. Digital asset trading platforms on which bitcoin is traded, and which may serve as a pricing source for the calculation of the reference rate that is used for the purposes of valuing the Fund’s investments, are or may become subject to enforcement actions by regulatory authorities, and such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy.As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. New or changing laws and regulations may affect the use of blockchain technology and/or investments in crypto assets or crypto asset-related investments. In addition, digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other cryptocurrencies. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin Network. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund. Finally, the creation of a “fork” (as described above) or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of bitcoin, bitcoin futures, and the Fund.
Valkyrie Bitcoin and Ether Strategy ETF | Ether Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Ether Risk. Ether is a relatively new innovation and the market for ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of two-thirds of staked ether, they would have the ability to manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions of these holders may influence the price of ether.Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated. Due to the fragmentation, regulatory non-compliance and lack of oversight of these trading venues there is a heightened potential for fraud and manipulation. Digital asset trading platforms on which ether is traded, and which may serve as a pricing source for the calculation of the reference rate that is used for the purposes of valuing the Fund’s investments, are or may become subject to enforcement actions by regulatory authorities, and such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy.As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. New or changing laws and regulations may affect the use of blockchain technology and/or investments in crypto assets or crypto asset-related investments. The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund. Finally, the creation of a “fork” or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, and the Fund. A fork may be intentional, such as the “Merge.” The “Merge” refers to protocol changes altering the method by which transactions are validated.Depending on its characteristics, a digital asset may be considered a “security”, or offered and sold as a “security”, under the federal securities laws. The test for determining whether a particular digital asset is a “security”, or offered and sold as a “security”, is complex and difficult to apply, and the outcome is difficult to predict. The SEC has taken no official position on whether ether is a security under the federal securities laws. On the other hand, the SEC has brought enforcement actions against the issuers and promoters of several other digital assets on the basis that the digital assets in question are securities. Any enforcement action by the SEC or a state securities regulator asserting that ether is a security, or a court decision, to that effect would be expected to have an immediate material adverse impact on the trading value of ether, as well as the Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined or asserted to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars.All networked systems are vulnerable to various kinds of attacks. As with any computer network, the Ethereum Network contains certain flaws. For example, the Ethereum Network is currently vulnerable to several types of attacks, including:• “>33% attack” where, if a validator or group of validators were to gain control of more than 33% of the staked ether, a malicious actor could cause a temporary fork in the blockchain.• “>50% attack” where, if a validator or group of validators acting in concert were to gain control of more than 50% of the staked ether, a malicious actor would be able to gain full control of the network and the ability to manipulate the blockchain, potentially for an extended period of time or even permanently.• “>66% attack” where, if a validator or group of validators acting in concert were to gain control of more than 66% of the staked ether, a malicious actor could permanently and irreversibly manipulate the blockchain.The success of these types of attacks depends on the malicious actors ability to gather an enormous amount of ether and other resources, which serves as the primary practical defense of the network. A successful attack could lead to temporary or permanent disruption of the network, which would have a negative effect on the price of ether and the value of the Shares.
Valkyrie Bitcoin and Ether Strategy ETF | Futures Contracts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling Bitcoin and Ether Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.
Valkyrie Bitcoin and Ether Strategy ETF | Bitcoin and Ether Futures Contracts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Bitcoin and Ether Futures Contracts Risk. In addition to the risks of futures contracts generally, the markets for Bitcoin and Ether Futures Contracts have additional unique risks. The markets for Bitcoin and Ether Futures Contracts may be less developed, less liquid and more volatile than more established futures markets. While the Bitcoin and Ether Futures Contracts markets has grown substantially since they commenced trading, there can be no assurance that this growth will continue. Bitcoin and Ether Futures Contracts are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
Valkyrie Bitcoin and Ether Strategy ETF | Cost of Futures Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Cost of Futures Investment Risk. When a Bitcoin or Ether Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin and Ether Futures Contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling Bitcoin and Ether Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.
Valkyrie Bitcoin and Ether Strategy ETF | Futures/Spot Correlation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Futures/Spot Correlation Risk. The markets for bitcoin and ether, on the one hand, and Bitcoin and Ether Futures Contracts, on the other, are related but separate markets. These markets may exhibit imperfectly correlation, or even no correlation, between price movements of either a Bitcoin or Ether Futures Contract and price movements of the bitcoin or ether, respectively. This might occur due to factors unrelated to the value of bitcoin or ether, such as speculative or other pressures on the markets in which these assets are traded.
Valkyrie Bitcoin and Ether Strategy ETF | Forked Asset Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Forked Asset Risk. The Bitcoin Network and Ethereum Network operate using open-source protocols, meaning that any user can download the software, modify it and then propose that the users and validators adopt the modification. When a modification is introduced and a substantial majority of users and validators consent to the modification, the change is implemented and the network remains uninterrupted. However, if less than a substantial majority of users and validators consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “hard fork” of the Bitcoin Network or Ethereum Network, as applicable, with one group running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin Network or the Ethereum Network running in parallel, yet lacking interchangeability. For example, in August 2017, bitcoin “forked” into Bitcoin and a new digital asset, Bitcoin Cash, as a result of a several-year dispute over how to increase the rate of transactions that the Bitcoin Network can process.Forks may also occur as a network community’s response to a significant security breach. For example, in June 2016, an anonymous hacker exploited a smart contract running on the Ethereum network to syphon approximately $60 million of ether held by The DAO, a distributed autonomous organization, into a segregated account. In response to the hack, most participants in the Ethereum community elected to adopt a “fork” that effectively reversed the hack. However, a minority of users continued to develop the original blockchain, now referred to as “Ethereum Classic” with the digital asset on that blockchain now referred to as Ether Classic, or ETC. ETC now trades on several digital asset trading platforms. A fork may also occur as a result of an unintentional or unanticipated software flaw in the various versions of otherwise compatible software that users run. Such a fork could lead to users and validators abandoning the digital asset with the flawed software. It is possible, however, that a substantial number of users and validators could adopt an incompatible version of the digital asset while resisting community-led efforts to merge the two chains. This could result in a permanent fork, as in the case of ether and ether classic.In addition, many developers have previously initiated hard forks in the Blockchain to launch new digital assets, such as Bitcoin Gold and Bitcoin Diamond. To the extent such digital assets compete with bitcoin or ether, such competition could impact demand for bitcoin or ether and could adversely impact the value of the Shares.Furthermore, a hard fork can lead to new security concerns. For example, when the Ethereum and Ethereum Classic networks split in July 2016. Replay attacks, in which transactions from one network were rebroadcast to nefarious effect on the other network, plagued digital asset trading platforms through at least October 2016. A digital asset trading platforms announced in July 2016 that it had lost 40,000 Ether Classic, worth about $100,000 at that time, as a result of replay attacks. Another possible result of a hard fork is an inherent decrease in the level of security due to significant amounts of mining/validating power remaining on one network or migrating instead to the new forked network. After a hard fork, it may become easier for an individual validator or validator pool’s power to exceed levels necessary to execute an attack on the networkA future fork in the Bitcoin Network or Ethereum Network could adversely affect the value of the Shares.
Valkyrie Bitcoin and Ether Strategy ETF | Digital Asset Industry Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Digital Asset Industry Risk. Beginning in the fourth quarter of 2021 and continuing throughout 2022 and 2023, digital asset prices began falling precipitously. This has led to volatility and disruption in the digital asset markets and financial difficulties for several prominent industry participants, including digital asset trading platforms, hedge funds and lending platforms. For example, in the first half of 2022, digital asset lenders Celsius Network LLC and Voyager Digital Ltd. and digital asset hedge fund Three Arrows Capital each declared bankruptcy, and the stablecoin TerraUSD collapsed. These events caused a loss of confidence in participants in the digital asset ecosystem, negative publicity surrounding digital assets more broadly and market-wide declines in digital asset trading prices and liquidity.Thereafter, in November 2022, FTX, the third largest digital asset trading platform by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency. Shortly thereafter, FTX’s CEO resigned and FTX and numerous affiliates of FTX filed for bankruptcy. The U.S. Department of Justice (“DOJ”) subsequently brought criminal charges, including charges of fraud, violations of federal securities laws, money laundering, and campaign finance offenses, against FTX’s former CEO and others. FTX is also under investigation by the SEC, the DOJ, and the Commodity Futures Trading Commission, as well as by various regulatory authorities in the Bahamas, Europe and other jurisdictions. In response to these events, the digital asset markets have experienced extreme price volatility and declines in liquidity, and regulatory and enforcement scrutiny has increased, including from the DOJ, the SEC, the CFTC, the White House and Congress. In addition, several other entities in the digital asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. The SEC also brought charges against Genesis Global Capital, LLC and Gemini Trust Company, LLC on January 12, 2023 for their alleged unregistered offer and sale of securities to retail investors.The collapse of TerraUSD and the bankruptcy filings of FTX, Celsius, Voyager and BlockFi have resulted in calls for heightened scrutiny and regulation of the digital asset industry, with a specific focus on digital asset trading platforms, platforms, and custodians. Federal and state legislatures and regulatory agencies are expected to introduce and enact new laws and regulations to regulate digital asset intermediaries, such as digital asset trading platforms and custodians. The U.S. regulatory regime - namely the Federal Reserve Board, U.S. Congress and certain U.S. agencies (e.g., the SEC, the CFTC, FinCEN, the Office of the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Federal Bureau of Investigation) as well as the White House have issued reports and releases concerning digital assets, including bitcoin, ether and digital asset markets. However, the extent and content of any forthcoming laws and regulations are not yet ascertainable with certainty, and it may not be ascertainable in the near future. New laws, regulations and regulatory actions could significantly restrict or eliminate the market for, or uses of, digital assets including bitcoin and ether, which could have a negative effect on the value of bitcoin and ether, which in turn would have a negative effect on the value of the Shares.These events are continuing to develop at a rapid pace and it is not possible to predict at this time all of the risks that they may pose to the Fund, the Fund’s third-party service providers, or to the digital asset industry as a whole. Continued disruption and instability in the digital asset markets as these events develop, including further declines in the trading prices and liquidity of bitcoin and ether, could have a material adverse effect on the value of the Shares and the Shares could lose all or substantially all of their value.
Valkyrie Bitcoin and Ether Strategy ETF | Digital Asset Competition Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Digital Asset Competition Risk. Bitcoin was the first digital asset to gain global adoption and critical mass, and as a result, it has a “first to market” advantage over other digital assets, and remains the largest digital asset by market capitalization. As of December 31, 2024, ether was the second largest digital asset by market capitalization as tracked by CoinMarketCap.com. As of December 31, 2024, bitcoin and ether comprised 69% of the total market capitalization of the digital asset ecosystem tracked by CoinMarketCap.com. Alternative digital assets tracked by CoinMarketCap.com had a total market capitalization of approximately $1 trillion as of December 31, 2024. In addition, many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contracts platforms rather than open platforms like the Ethereum Network. Competition from the emergence or growth of alternative digital assets and smart contracts platforms, such as Solana, Avalanche or Cardano, could have a negative impact on the demand for, and price of, bitcoin and ether and thereby adversely affect the value of the Shares. In particular, bitcoin has been criticized for its slowness of transaction processing and finality, variability of transaction fees, and price volatility. Furthermore, bitcoin has not yet developed robust Layer 2 solutions to facilitate the use of smart contracts or significantly improve scalability.So-called “Layer 2” solutions are protocols built on top of an underlying smart contract platform blockchain, and intended to provide scalability to the underlying blockchain by increasing transaction efficiency. For example, Polygon is a smart contract platform protocol built on top of the Ethereum blockchain; it is intended to provide scalability to Ethereum by allowing users to transact on a variety of blockchains deployed on the Ethereum network. Under this model, Ethereum functions as the base layer, or “Layer 1” blockchain. The Polygon protocol offers developers sidechain, roll-ups and other Layer 2 solutions which can be tailored to an individual developer’s intended use case. Such solutions are intended to improve upon the transaction speed, cost and efficiency of transactions on their respective Layer 1. However, Layer 2 solutions have only been recently developed and may not function as intended. For example, smart contracts deployed on one Layer 2 solution may not be interoperable with smart contracts deployed on other Layer 2 solutions. In particular, the advent of Layer 2 solutions presents the possibility of fracturing liquidity of DeFi dApps on a smart contract platform’s mainchain by splitting such liquidity among multiple, non-interoperable Layer 2 solutions, which could limit their use case or reduce efficiency. Layer 2 solutions also rely, to various degrees, on the functionality of the underlying Layer 1 blockchain. To the extent that the Ethereum Network is viewed as an unreliable Layer 1 solution, or that other networks provide better speed, costs, efficiency and features than the Ethereum Network, use of the Ethereum Network as a Layer 1 solution may decline with a corresponding reduction in the demand for, and price of, ether. In addition, DeFi dApps have been the frequent of numerous hacking and manipulation attempts, with some such attempts resulting in irreversible losses to their users. There is also considerable regulatory uncertainty regarding DeFi dApps status and compliance with a variety of legal regimes, including federal securities law, anti-money laundering laws, and federal and state money service business laws. To the extent that DeFi dApps continue to experience hacking events or adverse regulatory events, the Ethereum Networks value as a Layer 1 solution may decline with a corresponding reduction in the demand for, and price of, ether.
Valkyrie Bitcoin and Ether Strategy ETF | Investment Strategy Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Investment Strategy Risk. The Fund, through the Subsidiary, invests in Bitcoin and Ether Futures Contracts. The Fund does not invest directly in or hold bitcoin or ether. The price of Bitcoin and Ether Futures Contracts may differ, sometimes significantly, from the current cash price of bitcoin and ether, which is sometimes referred to as the “spot” price of bitcoin or ether. Consequently, the performance of the Fund is likely to perform differently from the spot price of bitcoin and ether.
Valkyrie Bitcoin and Ether Strategy ETF | Liquidity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The market for Bitcoin and Ether Futures Contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.
Valkyrie Bitcoin and Ether Strategy ETF | Valuation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Valkyrie Bitcoin and Ether Strategy ETF | Inflation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Inflation Risk. Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Valkyrie Bitcoin and Ether Strategy ETF | Small Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Small Fund Risk. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. If the Fund fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses as the Fund’s fixed costs would be allocated over a smaller number of shareholders. Failure to grow and large outflows may be factors the Board considers in any determination to cease the Fund’s operations and dissolve.
Valkyrie Bitcoin and Ether Strategy ETF | Collateral Investments Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper.Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.
Valkyrie Bitcoin and Ether Strategy ETF | Reverse Repurchase Agreements Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expense, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.
Valkyrie Bitcoin and Ether Strategy ETF | Debt Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
Valkyrie Bitcoin and Ether Strategy ETF | Tax Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund must limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter or cure any non-compliance during the grace period. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.Because Bitcoin and Ether Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin and Ether Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.
Valkyrie Bitcoin and Ether Strategy ETF | Subsidiary Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 protections.
Valkyrie Bitcoin and Ether Strategy ETF | Target Exposure and Rebalancing Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock	Target Exposure and Rebalancing Risks. The Fund will normally seek to maintain aggregate notional exposure to bitcoin and ether equal to 100% of the net assets of the Fund. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin and Ether Futures Contracts on or about such dates. If the value of Bitcoin and Ether Futures Contracts rises during such periods that the Fund has reduced its exposure, the performance of the Fund will be less than it would have been had the Fund maintained is exposure through such period.
Valkyrie Bitcoin and Ether Strategy ETF | Commodity Regulatory Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.
Valkyrie Bitcoin and Ether Strategy ETF | Volatility Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The prices of bitcoin, ether and Bitcoin and Ether Futures Contracts have historically been highly volatile. The value of the Fund’s investments in Bitcoin and Ether Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.
Valkyrie Bitcoin and Ether Strategy ETF | Asset Concentration Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Asset Concentration Risk. Since the Fund may take concentrated positions in Bitcoin and Ether Futures Contracts, the Fund’s performance may be disproportionately and significantly impacted by the poor performance of those positions to which it has significant exposure. Concentration in Bitcoin and Ether Futures Contracts makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.
Valkyrie Bitcoin and Ether Strategy ETF | Interest Rate Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
Valkyrie Bitcoin and Ether Strategy ETF | Cash Transaction Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.
Valkyrie Bitcoin and Ether Strategy ETF | Clearing Broker Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable have its orders for Bitcoin and Ether Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of bitcoin and ether and may result in the proportion of Bitcoin and Ether Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.
Valkyrie Bitcoin and Ether Strategy ETF | Investment Capacity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Investment Capacity Risk. If the Fund’s ability to obtain exposure to bitcoin and ether futures contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the Bitcoin and Ether Futures Contracts markets, a disruption to the Bitcoin and Ether Futures Contracts market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the exchanges on which the Bitcoin and Ether Futures Contracts trade, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.
Valkyrie Bitcoin and Ether Strategy ETF | Cyber Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of- service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Valkyrie Bitcoin and Ether Strategy ETF | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.
Valkyrie Bitcoin and Ether Strategy ETF | Frequent Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.
Valkyrie Bitcoin and Ether Strategy ETF | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Sub-Adviser and Adviser make for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.
Valkyrie Bitcoin and Ether Strategy ETF | Active Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.
Valkyrie Bitcoin and Ether Strategy ETF | Premium/Discount Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.
Valkyrie Bitcoin and Ether Strategy ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Valkyrie Bitcoin and Ether Strategy ETF | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.
Valkyrie Bitcoin and Ether Strategy ETF | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk. The Fund seeks to achieve and maintain the exposure to the price of bitcoin and ether by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the Securities and Exchange Commission (the “SEC”) regarding asset segregation requirements to cover certain leveraged positions.
Valkyrie Bitcoin and Ether Strategy ETF | Market Maker Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.
Valkyrie Bitcoin and Ether Strategy ETF | Non-Diversification Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Valkyrie Bitcoin and Ether Strategy ETF | Trading Issues Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
Valkyrie Bitcoin and Ether Strategy ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	10.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2021
Valkyrie Bitcoin and Ether Strategy ETF | Valkyrie Bitcoin and Ether Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
(Less Fees Waived/Expenses Reimbursed)	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Operating Expenses After Fees Waived/Expenses Reimbursed	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
Annual Return 2022	rr_AnnualReturn2022	(63.08%)
Annual Return 2023	rr_AnnualReturn2023	136.95%
Annual Return 2024	rr_AnnualReturn2024	64.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	69.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(59.24%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	64.89%
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2021
Valkyrie Bitcoin and Ether Strategy ETF | Valkyrie Bitcoin and Ether Strategy ETF | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	42.04%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2021
Valkyrie Bitcoin and Ether Strategy ETF | Valkyrie Bitcoin and Ether Strategy ETF | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	39.02%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2021

[1]	“Other Expenses” consist entirely of futures commission merchant capital charges and interest expense incurred from reverse repurchase agreements. These amounts have been restated to reflect current fees.
[2]	These amounts have been restated to reflect current fees.